FAIR VALUE OF FINANCIAL INSTRUMENTS - Derivative Valuation (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Purchases, sales and repayments
Derivative assets	$ 35,926	[1]
Nonhedge Derivative
Derivative assets	0
Gains (losses) included in net income	1,820	[2]
Purchases, sales and repayments
Purchases	34,106
Derivative assets	$ 35,926

[1]	Represents our historical consolidated balance sheet at December 31, 2013.
[2]	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the non-hedge derivative instruments and are recorded in "Other Income" in the Consolidated Statements of Income.